Organization and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Organization and Subsidiaries [Abstract]
Schedule of subsidiaries by business activity

	Percentage of Ownership
	Direct	Total	Line of Business	Registered
Alabama Sand and Gravel, Inc. (2)	—	100.0	Electrometallurgy ‑ North America	Delaware - USA
Alden Resources, LLC (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
Alden Sales Corporation, LLC (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
Core Metals Group Holdings, LLC (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
Core Metals Group, LLC (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
Gatliff Services, LLC (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
GBG Holdings, LLC (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
Globe Metallurgical Inc. (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
Globe Metals Enterprises, Inc. (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Alloys I, Inc. (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Alloys II, Inc. (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
GSM Enterprises Holdings, Inc. (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
LF Resources, Inc. (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
Norchem, Inc. (2)	—	100.0	Electrometallurgy - North America	Florida - USA
QSIP Canada ULC (2)	—	100.0	Electrometallurgy - North America	Canada
Quebec Silicon LP (2)	—	51.0	Electrometallurgy - North America	Canada
Tennessee Alloys Company, LLC (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
West Virginia Alloys, Inc. (2)	—	100.0	Electrometallurgy - North America	Delaware - USA
WVA Manufacturing, LLC (2)	—	51.0	Electrometallurgy - North America	Delaware - USA
Cuarzos Industriales, S.A.U.	—	100.0	Electrometallurgy - Europe	A Coruña - Spain
Ferroatlántica, S.A.U. - Electrometallurgy (1)	—	100.0	Electrometallurgy - Europe	Madrid - Spain
FerroPem, S.A.S.	—	100.0	Electrometallurgy - Europe	France
Grupo FerroAtlántica, S.A.U	100	100.0	Electrometallurgy - Europe	Madrid - Spain
Hidro-Nitro Española, S.A. - Electrometallurgy (1)	—	100.0	Electrometallurgy - Europe	Madrid - Spain
Rocas, Arcillas y Minerales, S.A.	—	66.7	Electrometallurgy - Europe	A Coruña - Spain
Rebone Mining (Pty.), Ltd.	—	100.0	Electrometallurgy - South Africa	Polokwane - South Africa
Silicon Smelters (Pty.), Ltd.	—	100.0	Electrometallurgy - South Africa	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	Electrometallurgy - South Africa	South Africa
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	Electrometallurgy - South Africa	Polokwane - South Africa
Cuarzos Industriales de Venezuela (Cuarzoven), S.A.	—	100.0	Other segments	Venezuela
Ferroatlántica de Venezuela (FerroVen), S.A.	—	90.0	Other segments	Venezuela
Actifs Solaires Bécancour, Inc	—	100.0	Other segments	Canada
Emix, S.A.S.	—	100.0	Other segments	France
Ferroatlántica Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
FerroAtlántica Canada Company Ltd	—	100.0	Other segments	Canada
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica I+D, S.L.U.	—	100.0	Other segments	Madrid - Spain
FerroAtlántica India Private Limited	—	100.0	Other segments	India
Ferroatlántica y Cía., F. de Ferroaleac. y Metales, S.C.	—	100.0	Other segments	Madrid - Spain
Ferroatlántica, S.A.U. - Other segments - Energy (1)	—	100.0	Other segments	Madrid - Spain
FerroAtlántica International Ltd	—	100.0	Other segments	United Kingdom
Ferroglobe Services plc	100	100.0	Other segments	United Kingdom
FerroManganese Mauritania SARL	—	10.0	Other segments	Mauritania
Ferroquartz Company Ltd	—	100.0	Other segments	Canada
Ferroquartz Holdings, Ltd	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania SARL	—	90.0	Other segments	Mauritania
FerroQuébec, Inc.	—	100.0	Other segments	Canada
FerroTambao, SARL	—	90.0	Other segments	Burkina Faso
Ferrosolar OPCO Group SL. (3)	—	75.0	Other segments	Spain
Ferrosolar R&D SL. (3)	—	51.0	Other segments	Spain
Ganzi Ferroatlántica Silicon Industry Company, Ltd.	—	75.0	Other segments	Yuanyangba, Kanding Country -Sichuan -China
Globe Metales S.A. (2)	—	100.0	Other segments	Argentina
Globe Specialty Metals, Inc. (2)	100	100.0	Other segments	Delaware - USA
Hidro-Nitro Española, S.A. - Other segments - Energy (1)	—	100.0	Other segments	Madrid - Spain
Mangshi FerroAtlántica Mining Industry Service CompanyLtd	—	100.0	Other segments	MangShi, Dehong -Yunnan -China
MangShi Sinice Silicon Industry Company Limited	—	100.0	Other segments	MangShi, Dehong -Yunnan -China
Ningxia Yongvey Coal Industrial Co., Ltd. (2)	—	98.0	Other segments	China
(1)	FerroAtlántica, S.A.U. and Hidro Nitro Española, S.A. carry on business activities in both the Electrometallurgy – Europe and Other segments – Energy.
(2)	Entered to the scope of consolidation during 2015 as a result of the business combination (GSM subsidiary).
(3)	Entered to the scope of consolidation during 2017.